Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	TOTALIGENT, INC.
Entity Central Index Key	0000846377
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	80-0142655
Entity Address Address Line 1	3651 FAU Blvd.
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	360-3565
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to such Section 8(a), may determine.